Leases - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases [Abstract]
2022	$ 5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$ 25,047	$ 11,044	$ 14,300